SCHEDULE OF SHORT-TERM BANK DEBT (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Secured short-term loans (1)	$ 5,949,005	$ 6,210,176